Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consists of the following:

	December 31,
	2025	2024
Revolver	$3,000	$11,000
Paycheck Protection Program Loan	—	82
Less: revolver issuance costs	(103)	(151)
Loans payable, current	2,897	10,931

Convertible Note (1)	61,008	55,239
Embedded derivative (2)	142	2,919
Less: issuance costs on convertible debt	(67)	(81)
Loans payable, non-current	61,083	58,077

Loans payable, related parties, non-current (3)	—	5,006
Total loans payable, current and non-current	$63,980	$74,014
(1) The Convertible Note balance is comprised of the following:

	December 31,
	2025	2024
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	6,767	3,309
Accrued PIK interest	167	159
Accretion of discount on issuance	3,814	1,511
Convertible Note	$61,008	$55,239
(2) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value as of December 31, 2025 and 2024.
(3) The loans payable, related parties, non-current are discussed in detail above in Note 17. Related Party Transactions
Revolver
The Company maintains a secured revolving line of credit ("Revolver") for borrowings up to $50,000 through January 19, 2028. Interest on the Revolver accrues at the choice of rate of (a) the Prime Rate as announced by Bank of America, (b) the Federal Funds Rate plus 0.50%, or (c) Secured Overnight Financing Rate ("SOFR") for a fixed term of 30, 90, or 180 days (at the election of the Company), plus an Applicable Margin. The Applicable Margin varies between 0.90% and 2.30% and depends on the Company's Fixed Charge Coverage Ratio and the type of rate chosen. Interest accrued on draws on the line using the SOFR rate is calculated on a daily basis, but is only charged to the line of credit at the end of the 30, 90, or 180 day fixed term period elected by the Company.
Borrowings under the Revolver are collateralized by the Company’s eligible trade receivables globally and eligible inventories in the U.S. and the Netherlands. Eligibility is determined by Bank of America and is based on the country of origin for the Company’s trade receivables and the type and nature of the Company’s inventory in the U.S. and the Netherlands. As of December 31, 2025 and 2024, the Company had unused borrowing capacity of $12,449 and $8,608 respectively, based on the borrowing base calculation as of the respective dates.
The Revolver loan agreement includes a number of affirmative and negative covenants. As of December 31, 2025, the Company was in material compliance with all such covenants. The carrying value of the Revolver approximates fair value because it bears variable interest that resets frequently to market indices.
As of December 31, 2025 and 2024, the outstanding balance on the Revolver was $3,000 and $11,000, respectively. The outstanding balance at December 31, 2025, incurred interest at an annual rate of 6.17%. Subsequent to December 31, 2025, the Company entered into an agreement with Bank of America to terminate the Revolver. In connection with the termination, the Company repaid all amounts outstanding under the Revolver, including principal and accrued interest. As of the date of issuance of these consolidated financial statements, the Company has made repayments totaling $4,608.
Convertible Note
In December 2023, the Company issued a senior secured convertible note, in the principal amount of $65,000 (the “Convertible Note”) with a stated maturity of December 13, 2028. The Convertible Note bears (i) cash interest at the rate of 5.00% per annum and (ii) paid-in-kind interest ("PIK") at the rate of 5.00% per annum, payable by issuing additional notes. References herein to "Notes" reference the Convertible Note together with any additional Notes issued as PIK interest. Both the cash interest and PIK interest are payable semiannually on June 15 and December 13 of each year. During the year ended December 31, 2025, cash interest of $3,458 was paid. PIK interest is payable by issuing additional notes in an amount equal to the applicable amount of PIK interest for the interest period. During 2025 and 2024, the Company issued additional Notes in the aggregate amount of $3,458 and $3,309, respectively, representing PIK interest. The Company has capitalized a total of $116 of debt issuance costs related to the Convertible Note.
The Convertible Notes are senior secured obligations of the Issuer and mature on December 13, 2028, unless earlier redeemed, repurchased or converted. The current conversion rate is $1.214 per share. The Notes are convertible at the option of the Holder at any time until the outstanding principal amount (including any accrued and unpaid interest) has been paid in full. Subject to the terms of Notes, the Holder may elect to receive the Company's American Depositary Shares (the “ADS”) in lieu of the Company’s ordinary shares, par value $0.001 per share, (the “Ordinary Shares”), upon conversion of the Notes.
The Convertible Note contains certain representations, warranties, events of default, and negative covenants that limit, without the consent of the holder(s) of the Convertible Note, the Company’s ability, among other things, to incur additional indebtedness, sell or acquire assets, undertake capital expenditures, and enter into certain transactions with third parties. As of December 31, 2025 and 2024, the Company believes it was in material compliance with all Convertible Note covenants.
Certain features of the Convertible Note, including the conversion option, redemption at the holder's election upon occurrence of Fundamental Change events as specified in the Notes, and acceleration of amounts due under the Convertible Note upon an event of default require, bifurcation and separate accounting as a single embedded derivative (the “Embedded Derivative”) from the Convertible Note pursuant to ASC 815, Derivatives and Hedging ("ASC 815"). The Embedded Derivative is measured at fair value utilizing Level 3 inputs under the fair value measurement hierarchy (refer to Note 2. Summary of Significant Accounting Policies for additional details) on the date of issuance and at the end of each reporting period.
As of December 31, 2025 and 2024, the Embedded Derivative is included in non-current loans payable in the consolidated balance sheets. The discount on the Convertible Note of $14,740 resulting from the initial fair value of the embedded derivative is amortized to interest expense using the effective interest method and changes in the fair value of the embedded derivative are recorded as other (income) expense in the consolidated statements of operations.
During the years ended December 31, 2025 and 2024, the Company recognized a gain on remeasurement of the Embedded Derivative of $2,777 and $11,389, respectively, in the consolidated statements of operations, calculated as the change in the fair value of the Embedded Derivative as of the end of the respective periods.
The Company measures the fair value of the Embedded Derivative using a Monte Carlo simulation in which the fair value of the Convertible Note is calculated on a with‑and‑without basis to isolate the value attributable to the conversion feature. Redemption cash flows are discounted using a credit‑risk‑adjusted rate, and as‑converted equity values are discounted using the risk‑free rate. Key valuation inputs for the Level 3 embedded derivative include:

	December 31, 2025	December 31, 2024	Relationship of Significant Unobservable Input to Fair Value
Fair value of the Convertible Note	$54,565	$48,120
Fair value of the Embedded Derivative	$142	$2,919
ADS price	$0.44	$2.00	Increase in share price will increase the value of the derivative
Term (years)	2.95	3.95	Decrease in term will decrease the value of the derivative
Expected volatility	85.0%	68.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	3.5%	4.3%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative
The following table summarizes the future debt maturities for the Revolver and the Convertible Note:

Fiscal Years Ending December 31,	Amount of Debt
2026 (1)	$4,520
2027	—
2028 (2)	71,934
Total	$76,454
(1) The Company has repaid the outstanding balance of the Revolver during the first half of 2026, which included $3,000 of principal and $1,520 of accrued interest. The Company has historically classified the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs.
(2) Debt maturing in 2028 includes the Convertible Note with a maturity value of $65,000, additional PIK notes of $6,767 issued in 2024 and 2025, and accrued PIK interest of $167 at December 31, 2025.
Paycheck Protection Program
In May 2020, the Company entered into a $5,396 loan agreement under the Paycheck Protection Program (the “PPP”) with a 1% interest rate, which is administered by the U.S. Small Business Administration (the “SBA”). On October 18, 2022, the Company qualified for partial loan forgiveness from the SBA and $4,923 of the loan was forgiven. The PPP loan was fully repaid by the end of May 2025. During the years ended December 31, 2025 and 2024, the Company repaid $83 and $196, respectively, of the PPP loan.